UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06578

The Glenmede Portfolios

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments. – The schedule of investments for the period ended January 31, 2018 is filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 96.3%
	Alabama — 1.1%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$3,171,450

	Alaska — 2.8%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,844,573
3,500,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	3,783,010
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,950,628

		8,578,211

	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,681,490

	California — 1.2%
3,000,000	California State, General Obligation Unlimited, Refunding, 5.000% due 9/1/25	3,585,810

	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100, 5.750% due 7/1/33	1,191,505

	District Of Columbia — 1.1%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,201,120

	Florida — 13.5%
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,323,793
4,500,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/18	4,554,810
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured), 5.250% due 2/15/19	3,500,857
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	5,913,150
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B, Prerefunded 7/1/18 @ 101, 5.000% due 7/1/22	5,251,075
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,126,219
1,200,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	1,240,500
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	2,905,335
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,399,950
2,750,000	5.000% due 10/1/25	3,260,400
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,470,580

		40,946,669

	Georgia — 0.3%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds, 5.000% due 12/1/18	1,028,680

See Notes to Schedule of Portfolio Investments

1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — 6.2%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
$2,520,000	5.000% due 1/1/23	$2,859,469
2,000,000	5.000% due 1/1/32	2,257,360
3,795,000	Illinois State, Finance Authority Revenue, Revenue Bonds, 5.000% due 7/1/27	4,460,416
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,649,440
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,544,560

		18,771,245

	Indiana — 0.8%
2,500,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	2,471,250

	Iowa — 1.0%
3,000,000	Hills, IA, Health Facilities Revenue, Revenue Bonds, 1.040% due 8/1/35[1,2]	3,000,000

	Kansas — 0.7%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4, (1M USD LIBOR * 0.67+ 0.32%), 1.368% due 9/1/18[1]	2,222,864

	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,106,480

	Louisiana — 1.2%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,554,070

	Maine — 1.2%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,304,367
1,985,000	5.000% due 9/1/22	2,251,824

		3,556,191

	Maryland — 1.5%
	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
2,410,000	5.000% due 6/1/18	2,439,426
2,000,000	4.000% due 6/1/21	2,146,960

		4,586,386

	Massachusetts — 1.1%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A, (3M USD LIBOR * 0.67+ 0.46%), 1.382% due 11/1/18[1]	1,000,170
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,296,800

		3,296,970

	Michigan — 3.7%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,449,920
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,753,350
5,000,000	Michigan Finance Authority, Revenue Bonds, (1M USD LIBOR * 0.67+ 0.54%), 1.586% due 12/1/39[1]	4,991,600

		11,194,870

See Notes to Schedule of Portfolio Investments

2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Minnesota — 4.2%
$1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A, (School District Credit Program), 5.000% due 2/1/21	$1,096,030
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, 5.000% due 10/1/20	1,289,877
3,400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	3,464,770
2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, (School District Credit Program), 0.000% due 2/1/28[3]	1,452,647
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,512,368

		12,815,692

	Mississippi — 1.5%
800,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series K, 0.990% due 11/1/35[1,2]	800,000
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,065,610
2,460,000	5.000% due 4/1/21	2,687,476

		4,553,086

	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,336,360

	Nevada — 1.3%
3,500,000	Clark County, NV, Water Reclamation District, General Obligation Limited, Refunding, 5.000% due 7/1/20	3,778,880

	New Mexico — 2.1%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, (1M USD LIBOR * 0.67+ 0.75%), 1.798% due 11/1/39[1]	6,301,890

	New York — 6.6%
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	1,979,406
790,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, Prerefunded 5/1/20 @ 100, 5.000% due 11/1/22	848,128
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A, 5.000% due 3/15/19	5,200,850
4,750,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured), 2.132% due 2/15/22[1,4]	4,650,725
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,250,510
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B, Prerefunded 11/15/19 @ 100, 5.250% due 11/15/27	3,199,680
2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	2,764,696

		19,893,995

See Notes to Schedule of Portfolio Investments

3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — 5.3%
$1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	$1,383,931
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,821,445
3,550,000	5.000% due 11/1/23	4,087,896
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,112,180
2,000,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/21	2,214,160
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,375,620

		15,995,232

	Ohio — 2.3%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,261,138
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,651,104
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	3,007,221

		6,919,463

	Oklahoma — 1.3%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,334,340
1,450,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured), 2.328% due 6/1/19[1,5]	1,445,143

		3,779,483

	Oregon — 2.1%
3,280,000	Oregon State, Department of Administrative Services, Lottery Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 4/1/27	3,885,521
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 0.000% due 6/15/26[3]	2,332,280

		6,217,801

	Pennsylvania — 7.1%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,718,300
255,000	Bucks County, PA, Community College Authority, College Building Revenue Bonds, (County Guaranteed), (Escrowed to Maturity), 4.750% due 6/15/18	258,256
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	541,010
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding), Prerefunded 3/1/18 @ 100, 5.000% due 3/1/20	351,043
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured), (Escrowed to Maturity), 5.000% due 2/1/18	1,490,000
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.500% due 8/15/18	766,200
2,765,000	Pennsylvania State University, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/23	3,199,326
5,000,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	5,790,800

See Notes to Schedule of Portfolio Investments

4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100, 6.000% due 6/1/29	$6,498,810

		21,613,745

	South Carolina — 1.5%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured), Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	4,634,574

	Texas — 9.0%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,239,223
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,332,990
2,000,000	5.000% due 10/1/27	2,315,880
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,611,670
3,000,000	Harris County, Texas, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,543,840
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,285,180
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,065,763
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding, 4.000% due 9/1/18	2,714,884
3,500,000	University of Texas, Revenue Bonds, Series D, 5.000% due 8/15/25	4,166,400

		27,275,830

	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,697,103

	Virginia — 4.1%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,777,350
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,260,180
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	2,882,180
4,000,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/23	4,621,760

		12,541,470

	Washington — 3.6%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,391,028
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,380,336
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,576,540
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100, 5.000% due 2/1/20	3,407,223

		10,755,127

See Notes to Schedule of Portfolio Investments

5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

January 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Wisconsin — 2.6%
$2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	$2,516,472
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	16,111
1,350,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series 1, 5.000% due 5/1/21	1,490,575
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	3,747,037

		7,770,195

	TOTAL MUNICIPAL BONDS (Cost $290,694,357)	291,025,187

TOTAL INVESTMENTS (Cost $290,694,357)	96.3%	$291,025,187

OTHER ASSETS IN EXCESS OF LIABILITIES	3.7	11,321,962

NET ASSETS	100.0%	$302,347,149

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2018.
[2]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).
[3]	Zero Coupon Bond.
[4]	Auction Rate Security (ARS) which will bear interest at Auction Rates established for Auction Periods for such series of 35 days each. The Auction Agent shall calculate the Maximum Interest Rate, the Maximum Rate and the All-Hold Rate on each auction date based upon bids submitted by current holders of the bonds. Upon a successful auction, interest rate will be set at auction-based clearing rate. Upon a failed auction, the interest rate is set at a percentage of, based upon the underlying credit rating of the bonds, the Thompson Reuters’ MIG1 30-day rate. As of 1/31/18, based upon S&P credit rating of A+, the failed auction rate is equivalent to 175% of the 30-day MIG1 rate.
[5]	Auction Rate Security (ARS) which will bear interest at Auction Rates established for Auction Periods for such series of 7 days each. The Auction Agent shall calculate the Maximum Interest Rate, the Maximum Rate and the All-Hold Rate on each auction date based upon bids submitted by current holders of the bonds. Upon a successful auction, interest rate will be set at auction-based clearing rate. Upon a failed auction, the interest rate is set at a percentage of, based upon the underlying credit rating of the bonds, the Federal Reserve Bank of New York’s “7-day AA Composite Commercial Paper Rate.” As of 1/31/18, based upon S&P credit rating of AA+, the failed auction rate is equivalent to 150% of the “7-day AA Composite Commercial Paper Rate.”

Abbreviations:

AGMC — Assured Guaranty Municipal Corporation

BHAC — Berkshire Hathaway Assurance Corporation

FHA — Federal Housing Administration

NPFG — National Public Finanace Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SCSDE — South Carolina State Department of Education

See Notes to Schedule of Portfolio Investments

6

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2018, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy. The Muni Intermediate Portfolio had all long-term investments, with corresponding sectors at Level 2 at January 31, 2018. For the quarter ended January 31, 2018, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

7

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)

Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2018, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$290,694,357	$2,526,311	$2,195,481	$330,830

3.	Subsequent Event

Management has evaluated events or transactions subsequent to January 31, 2018 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.

8

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	March 23, 2018

By	(Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date	March 23, 2018